ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	June 30, 2021	December 31 2020
Accounts receivable	$11,590,670	$12,002,454
Allowance for doubtful accounts	-	(75,619)
Accounts receivable, net	$11,590,670	$11,926,835

Accounts receivable consists of the following:

	December 31, 2020	December 31 2019
Accounts receivable	$12,002,454	$16,120,327
Allowance for doubtful accounts	(75,619)	(70,874)
Accounts receivable, net	$11,926,835	$16,049,453